CONTINGENCIES	12 Months Ended
Jan. 31, 2021
Contingencies [abstract]
CONTINGENCIES

26. CONTINGENCIES

From time to time, the Company is involved in various litigation matters arising in the ordinary course of its business. Management is of the opinion that disposition of any current matter will not have a material adverse impact on the Company's financial position, results of operations, or the ability to carry on any of its business activities.

Legal proceedings

A complaint was filed in the Oregon State Circuit Court for Clackamas County, on April 29, 2019, by two current owners of Proudest Monkey Holdings, LLC (the former sole member of EFF) (the "Plaintiffs"), alleging contract, employment, and statutory claims with an amount in controversy of $1,837,500 against the Company, its wholly-owned subsidiaries 320204 US Holdings Corp, EFF, Swell Companies Limited, and Phantom Brands LLC, in addition to three directors, two officers, and one former employee. The Company and the other defendants wholly denied the allegations and claims made in the lawsuit and is defending the lawsuit.  On June 21, 2019, the Company filed Oregon Rule of Civil Procedure (ORCP) 21 motions to dismiss all of the Plaintiffs' claims against it, its wholly-owned subsidiaries, and other defendants; on May 6, 2020, the court granted the Company's Rule 21 motion in its entirety to dismiss all of Plaintiffs' claims pursuant to Oregon Rules of Civil Procedure 21A(1). The judgment of dismissal was entered by the Clackamas County court on or about October 14, 2020.

The Company submitted a petition to recover the costs and attorney fees incurred by the Company as the prevailing party in the matter and the parties briefed and argument the petition before the Clackamas County court.  On January 20, 2021, the Court ruled in the Company's favor, awarding the Company and its subsidiaries $68,195 in attorney's fees and $1,252 in costs through a supplemental judgment.  On March 3, 2021, Plaintiffs filed a notice of appeal from the supplemental judgement awarding attorney fees.  It is too early to predict the resolution of the appeal, however the judgment remains subject to execution at any time.

On November 12, 2020, Plaintiffs filed a notice of appeal with the appeals court administrator.  The Oregon Court of Appeals assigned the case to the appellate settlement conference program, as it does in due course.  It is too early to predict the resolution of the appeal.  The parties have agreed to attempt to settle all of the Oregon claims through voluntary mediation, and such mediation is forthcoming and in the process of being scheduled.

On or about September 13, 2019, the Company delivered a notice to the Plaintiffs of alleged breach and default under the purchase and sale agreement, due to unlawful, intentional acts and material misrepresentations before and after the completion of the purchase.  As a result of such breach, the Company denied the Plaintiffs' tender of their share payment notes in connection with the agreement.  On or about October 14, 2019, Proudest Monkey Holdings, LLC and one of its current owners, sued the Company in the Supreme Court of British Columbia to compel the issuance and delivery of the subject shares, including interests and costs.  In connection with the Oregon lawsuit, the Company conducted an internal investigation regarding malfeasance by the Plaintiffs (discussed more fully below under Oregon Compliance). On November 8, 2019, the Company responded and counterclaimed for general, special and punitive damages, including interest and costs, related to breach of contract, repudiation of contract, breach of indemnity and fraudulent and negligent misrepresentation by the Plaintiffs. The Company's counterclaims included the malfeasance discovered during the internal investigation. Plaintiffs filed a response to the Company's counterclaims on or about June 5, 2020 and the parties have stipulated to a form of amended pleading which includes the joinder of additional parties, an owner of PMH and EFF, and additional contract and equitable claims and damages, similar to those alleged by the Plaintiffs in the Oregon lawsuit (breach of contract, indemnity, unjust enrichment and wrongful termination claims). This action remains in the discovery stage, given that the parties have exchanged written discovery, but it remains too early to predict its resolution. The parties have agreed to attempt to settle all of the British Columbian claims through voluntary mediation, and such mediation is forthcoming and in the process of being scheduled.

On or about May 30, 2019, Wallace Hill filed a civil claim in the Supreme Court of British Columbia alleging breach of contract and entitlement to 1,800,000 common shares of the Company, fully vested by March 1, 2019, and damages due to the lost opportunity to sell those shares after such date for a profit. On June 23, 2019, the Company circulated a letter to Wallace Hill terminating the agreement and accepting Wallace Hill's repudiation of the agreement based on Wallace Hill's previously published defamatory comments and termination of the agreement. Also, on June 23, 2019, the Company filed its response to the civil claim denying all claims and filed counterclaims alleging breach of contract, a declaratory judgment of termination of the agreement, defamation and an injunction from further defamatory comments.  This action remains at the beginning of the discovery phase and it is too early to predict its resolution. It is noteworthy that Wallace Hill has taken no action in prosecuting its civil claim since the Company filed its counterclaims.

Earn out shares

The Company has granted the opportunity for the vendors of certain acquisitions to earn shares of the Company if certain conditions are satisfied. The earn out shares available to the vendors of Eco Firma Farms are considered to have no value. The earn out shares available to the vendors of both Swell Companies and Phantom Farms (Notes 3 and 4) are recorded as a derivative liability (Note 17).